Variable interest entity (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue recognized	$ 2,579,749	$ 4,486,035
Research and development expense	2,392,063	1,726,751
Inforbird W F O E [Member]
Revenue recognized		$ 35,563
Research and development expense	$ 485,351